Note 2 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Canned vegetables	$1,204,823	$1,253,257	$1,135,983
Frozen vegetables	120,795	121,211	123,895
Fruit products	87,435	91,495	84,708
Snack products	13,400	12,661	12,332
Other	32,150	30,728	28,362
Total	$1,458,603	$1,509,352	$1,385,280

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Fiscal Year:
	2024	2023
Beginning balance	$9,956	$7,655
Deferral of revenue	19,200	19,857
Recognition of unearned revenue	(17,049)	(17,556)
Settlement of liability (1)	(3,922)	-
Ending balance	$8,185	$9,956